INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Income Tax Examination [Line Items]
Effective tax rate			0.04%
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss and tax credit carry forward					$ 5,244
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss and tax credit carry forward					$ 585
Nerdy LLC
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage	100.00%	100.00%		100.00%
Nerdy LLC | Nerdy Inc.
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage	53.00%	52.90%	53.00%		52.90%
Nerdy LLC | Class A Common Stock
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage		52.90%			52.90%
Nerdy LLC | Class A Common Stock | Nerdy Inc.
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage	53.00%